Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Common Stocks - 70.9%
Aerospace & Defense - 2.5%
General Dynamics Corp.	8,059	$2,276,587
RTX Corp.	28,720	2,801,062
		5,077,649
Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	14,987	2,227,518
Banks - 1.3%
JPMorgan Chase & Co.	13,099	2,623,730
Beverages - 1.4%
PepsiCo, Inc.	16,453	2,879,440
Biotechnology - 1.2%
AbbVie, Inc.	13,329	2,427,211
Building Products - 2.2%
Carlisle Cos., Inc.	5,752	2,253,921
Johnson Controls International PLC	33,815	2,208,796
		4,462,717
Capital Markets - 1.6%
Charles Schwab Corp. (The)	11,225	812,016
Nasdaq, Inc.	39,597	2,498,571
		3,310,587
Chemicals - 6.0%
Air Products and Chemicals, Inc.	11,558	2,800,157
Ecolab, Inc.	9,512	2,196,321
Linde PLC	12,700	5,896,864
Sherwin-Williams Co. (The)	3,511	1,219,475
		12,112,817
Commercial Services & Supplies - 1.6%
Cintas Corp.	4,351	2,989,267
Veralto Corp.	1,713	151,875
		3,141,142
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	671	5
Consumer Staples Distribution & Retail - 2.4%
Target Corp.	13,722	2,431,676
Walmart, Inc.	39,799	2,394,706
		4,826,382
Electrical Equipment - 0.9%
nVent Electric PLC	24,660	1,859,364
Financial Services - 2.0%
Visa, Inc., Class A	14,817	4,135,128
Food Products - 1.9%
McCormick & Co., Inc.	21,790	1,673,690
Mondelez International, Inc., Class A	30,335	2,123,450
		3,797,140
Ground Transportation - 1.5%
JB Hunt Transport Services, Inc.	6,599	1,314,851
Norfolk Southern Corp.	7,076	1,803,460
		3,118,311
Health Care Equipment & Supplies - 6.9%
Abbott Laboratories	23,274	2,645,323

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	12,981	$3,212,148
Medtronic PLC	23,285	2,029,288
Stryker Corp.	17,074	6,110,272
		13,997,031
Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	8,304	4,107,989
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	10,368	2,923,258
Starbucks Corp.	8,800	804,232
		3,727,490
Household Products - 2.1%
Colgate-Palmolive Co.	16,592	1,494,109
Procter & Gamble Co. (The)	16,815	2,728,234
		4,222,343
Industrial Conglomerates - 1.6%
Honeywell International, Inc.	15,345	3,149,561
Insurance - 0.7%
Erie Indemnity Co., Class A	3,600	1,445,652
IT Services - 2.0%
Accenture PLC, Class A	11,771	4,079,946
Life Sciences Tools & Services - 2.2%
Danaher Corp.	6,966	1,739,550
West Pharmaceutical Services, Inc.	7,010	2,773,927
		4,513,477
Machinery - 1.5%
Donaldson Co., Inc.	12,430	928,272
Dover Corp.	11,677	2,069,048
		2,997,320
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.	11,175	1,762,744
EOG Resources, Inc.	10,578	1,352,292
Exxon Mobil Corp.	11,087	1,288,753
		4,403,789
Pharmaceuticals - 1.1%
Johnson & Johnson	14,610	2,311,156
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	16,670	3,297,159
Texas Instruments, Inc.	19,647	3,422,704
		6,719,863
Software - 10.2%
Microsoft Corp.	33,927	14,273,767
Roper Technologies, Inc.	11,150	6,253,366
		20,527,133
Specialty Retail - 2.9%
Lowe's Cos., Inc.	12,489	3,181,323
Ross Stores, Inc.	17,545	2,574,904
		5,756,227

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	2,873	$492,662
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc., Class B	20,502	1,926,778
Trading Companies & Distributors - 1.6%
WW Grainger, Inc.	3,086	3,139,388
Total Common Stocks
(Cost - $56,847,847)		143,516,946
Corporate Bonds and Notes - 9.9%
Advertising - 0.0%†
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	$100,000	99,430
Aerospace & Defense - 0.1%
Boeing Co. (The)
5.15%, 5/1/30	150,000	145,307
3.65%, 3/1/47	100,000	70,073
		215,380
Agriculture - 0.2%
Altria Group, Inc., 3.40%, 5/6/30	100,000	90,858
Imperial Brands Finance PLC, 4.25%, 7/21/25(a)	200,000	196,433
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	201,680
		488,971
Airlines - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	175,000	173,270
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	27,800	27,346
		200,616
Apparel - 0.1%
Hanesbrands, Inc., 9.00%, 2/15/31(a)	100,000	102,763
Tapestry, Inc., 7.05%, 11/27/25	150,000	153,137
		255,900
Auto Manufacturers - 0.0%†
Hyundai Capital America, 5.35%, 3/19/29(a)	50,000	50,161
Banks - 2.7%
ABN AMRO Bank NV, 6.34%, (US 1 Year CMT T-Note + 1.65%), 9/18/27(a),(b)	200,000	203,493
Banco Santander SA, 2.75%, 12/3/30	200,000	165,122
Bank of America Corp.
3.50%, 4/19/26	500,000	484,902
2.59%, (SOFR + 2.15%), 4/29/31(b)	100,000	86,272
1.92%, (SOFR + 1.37%), 10/24/31(b)	200,000	163,057
5.47%, (SOFR + 1.65%), 1/23/35(b)	150,000	151,190
BNP Paribas SA, 2.82%, (3 Month Term Libor + 1.37%), 11/19/25(a),(b)	200,000	196,161

	Shares/ Principal	Fair Value

Banks (continued)
BPCE SA, 2.05%, (SOFR + 1.09%), 10/19/27(a),(b)	$250,000	$228,143
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31(b)	100,000	85,390
3.06%, (SOFR + 1.35%), 1/25/33(b)	200,000	169,860
Danske Bank A/S, 5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30(a),(b)	200,000	201,443
Deutsche Bank AG/New York NY, 5.37%, 9/9/27	150,000	150,831
Goldman Sachs Group, Inc. (The)
1.95%, (SOFR + 0.91%), 10/21/27(b)	50,000	45,990
1.99%, (SOFR + 1.09%), 1/27/32(b)	300,000	242,740
2.38%, (SOFR + 1.25%), 7/21/32(b)	200,000	164,107
HSBC Holdings PLC
0.98%, (SOFR + 0.71%), 5/24/25(b)	200,000	198,464
1.59%, (SOFR + 1.29%), 5/24/27(b)	200,000	184,085
JPMorgan Chase & Co.
4.49%, (3 Month Term SOFR + 3.79%), 3/24/31(b)	400,000	387,025
5.34%, (SOFR + 1.62%), 1/23/35(b)	50,000	50,230
Mitsubishi UFJ Financial Group, Inc., 5.06%, (US 1 Year CMT T-Note + 1.55%), 9/12/25(b)	200,000	199,326
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29(b)	200,000	204,501
Morgan Stanley, 2.24%, (SOFR + 1.18%), 7/21/32(b)	500,000	408,664
Nordea Bank Abp, 4.75%, 9/22/25(a)	200,000	198,594
PNC Financial Services Group, Inc. (The), 5.30%, (SOFR + 1.34%), 1/21/28(b)	50,000	50,067
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27(a),(b)	200,000	183,300
Truist Financial Corp.
7.16%, (SOFR + 2.45%), 10/30/29(b)	50,000	53,363
5.44%, (SOFR + 1.62%), 1/24/30(b)	100,000	99,929
US Bancorp, 5.73%, (SOFR + 1.43%), 10/21/26(b)	100,000	100,553
Wells Fargo & Co.
4.54%, (SOFR + 1.56%), 8/15/26(b)	100,000	98,737
5.20%, (SOFR + 1.50%), 1/23/30(b)	100,000	99,813
5.50%, (SOFR + 1.78%), 1/23/35(b)	250,000	250,910
		5,506,262
Beverages - 0.0%†
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	97,193

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Biotechnology - 0.3%
Amgen, Inc., 5.25%, 3/2/33	$100,000	$101,057
Biogen, Inc., 2.25%, 5/1/30	100,000	84,457
CSL Finance PLC, 4.25%, 4/27/32(a)	150,000	142,765
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	241,931
		570,210
Building Materials - 0.1%
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 4/1/32(a)	100,000	100,364
Chemicals - 0.1%
Rain Carbon, Inc., 12.25%, 9/1/29(a)	100,000	103,840

Commercial Services - 0.2%
Allied Universal Holdco LLC, 7.88%, 2/15/31(a)	100,000	101,305
Ashtead Capital, Inc., 5.80%, 4/15/34(a)	200,000	200,298
EquipmentShare.com, Inc., 9.00%, 5/15/28(a)	100,000	102,985
United Rentals North America, Inc., 6.13%, 3/15/34(a)	100,000	100,152
		504,740
Computers - 0.1%
Apple, Inc., 2.65%, 5/11/50	100,000	66,490
McAfee Corp., 7.38%, 2/15/30(a)	100,000	91,537
		158,027
Cosmetics & Personal Care - 0.1%
Estee Lauder Cos., Inc. (The), 4.65%, 5/15/33	150,000	146,810
Kenvue, Inc., 5.05%, 3/22/28	150,000	151,513
		298,323
Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	126,644
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(a)	100,000	102,360
StoneX Group, Inc., 7.88%, 3/1/31(a)	100,000	101,444
		330,448
Electric - 1.1%
Comision Federal de Electricidad, 3.35%, 2/9/31(a)	200,000	166,957
Constellation Energy Generation LLC, 6.13%, 1/15/34	50,000	52,768
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	90,915
DTE Energy Co., 4.88%, 6/1/28	150,000	148,375
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	105,087
Duke Energy Corp., 3.75%, 9/1/46	100,000	75,631
Duke Energy Ohio, Inc., 5.25%, 4/1/33	50,000	50,576
EDP Finance BV, 1.71%, 1/24/28(a)	200,000	176,467
Electricite de France SA, 5.70%, 5/23/28(a)	200,000	202,864

	Shares/ Principal	Fair Value
Electric (continued)
Enel Finance International NV, 3.50%, 4/6/28(a)	$200,000	$188,612
Exelon Corp., 4.05%, 4/15/30	200,000	188,785
Florida Power & Light Co., 4.63%, 5/15/30	100,000	99,114
Korea Electric Power Corp., 5.38%, 4/6/26(a)	200,000	200,614
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	50,000	50,194
Southern Co. (The), 3.70%, 4/30/30	50,000	46,389
Vistra Operations Co. LLC, 4.30%, 7/15/29(a)	300,000	281,500
Xcel Energy, Inc., 5.45%, 8/15/33	150,000	149,203
		2,274,051
Electrical Components & Equipments - 0.1%
WESCO Distribution, Inc., 6.63%, 3/15/32(a)	100,000	101,656

Entertainment - 0.0%†
Caesars Entertainment, Inc., 4.63%, 10/15/29(a)	100,000	91,173
Food - 0.2%
Hershey Co. (The), 4.50%, 5/4/33	100,000	98,727
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.63%, 1/15/32	200,000	171,116
SYSCO Corp., 6.00%, 1/17/34	50,000	53,276
		323,119
Healthcare-Products - 0.3%
Baxter International, Inc., 2.54%, 2/1/32	200,000	165,828
GE Healthcare Technologies, Inc., 5.60%, 11/15/25	100,000	100,356
Revvity, Inc., 2.25%, 9/15/31	200,000	164,163
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	85,440
		515,787
Healthcare-Services - 0.4%
Centene Corp., 3.00%, 10/15/30	100,000	85,703
DaVita, Inc., 4.63%, 6/1/30(a)	100,000	89,538
Elevance Health, Inc., 4.65%, 1/15/43	100,000	91,132
IQVIA, Inc., 6.25%, 2/1/29	100,000	103,899
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	103,038
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	210,126
UnitedHealth Group, Inc., 3.05%, 5/15/41	100,000	75,787
		759,223
Insurance - 0.5%
AIA Group Ltd., 4.95%, 4/4/33(a)	200,000	199,710
Arch Capital Group Ltd., 3.64%, 6/30/50	200,000	148,733

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Insurance (continued)
Arthur J Gallagher & Co., 3.05%, 3/9/52	$200,000	$127,613
Corebridge Financial, Inc., 6.05%, 9/15/33(a)	150,000	154,714
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(a)	100,000	105,523
Metropolitan Life Global Funding I, 4.30%, 8/25/29(a)	150,000	144,571
RGA Global Funding, 5.50%, 1/11/31(a)	100,000	100,367
Sammons Financial Group, Inc., 6.88%, 4/15/34(a)	100,000	100,661
		1,081,892
Internet - 0.1%
Meta Platforms, Inc., 4.95%, 5/15/33	150,000	151,944

Lodging - 0.0%†
Marriott International, Inc./MD, 5.30%, 5/15/34	50,000	49,463
Machinery-Diversified - 0.1%
Esab Corp., 6.25%, 4/15/29(a)	100,000	100,471
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 4/1/31	200,000	163,715
4.40%, 4/1/33	100,000	88,731
Comcast Corp., 4.80%, 5/15/33	100,000	98,659
Fox Corp., 3.50%, 4/8/30	200,000	183,136
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	95,430
Walt Disney Co. (The), 2.75%, 9/1/49	150,000	99,899
		729,570
Miscellaneous Manufacturing - 0.1%
Eaton Corp., 4.15%, 3/15/33	100,000	94,826
Hillenbrand, Inc., 6.25%, 2/15/29	100,000	100,876
		195,702
Multi-National - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29(a)	200,000	179,215
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(a)	200,000	189,034
		368,249
Oil & Gas - 0.4%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	182,761
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	50,000	48,838
BP Capital Markets America, Inc., 4.89%, 9/11/33	200,000	198,560

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Citgo Petroleum Corp., 6.38%, 6/15/26(a)	$50,000	$50,148
Matador Resources Co., 6.50%, 4/15/32(a)	100,000	100,290
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	60,674
Vital Energy, Inc., 7.88%, 4/15/32(a)	100,000	101,687
		742,958
Packaging & Containers - 0.0%†
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	43,086

Pharmaceuticals - 0.3%
AbbVie, Inc., 4.05%, 11/21/39	100,000	89,218
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	94,159
CVS Health Corp.
5.30%, 6/1/33	100,000	100,282
4.78%, 3/25/38	100,000	92,508
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	100,000	98,485
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29	100,000	96,121
		570,773
Pipelines - 0.4%
Cheniere Energy, Inc., 5.65%, 4/15/34(a)	50,000	50,347
Energy Transfer LP
4.75%, 1/15/26	100,000	98,976
4.95%, 5/15/28	100,000	99,225
5.55%, 5/15/34	100,000	100,304
Enterprise Products Operating LLC, 3.13%, 7/31/29	100,000	92,202
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	200,000	199,494
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	96,974
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	100,000	90,465
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	45,466
		873,453
REITS - 0.4%
Healthcare Realty Holdings LP, 2.00%, 3/15/31	300,000	238,659
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	100,000	68,946
Prologis Targeted US Logistics Fund LP, 5.25%, 4/1/29(a)	100,000	99,718
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 4/1/32(a)	100,000	100,370
Simon Property Group LP, 3.25%, 9/13/49	200,000	139,803

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

REITS (continued)
VICI Properties LP / VICI Note Co., Inc., 4.50%, 9/1/26(a)	$100,000	$96,996
		744,492
Retail - 0.1%
FirstCash, Inc., 6.88%, 3/1/32(a)	100,000	99,946
Target Corp., 2.95%, 1/15/52	200,000	135,730
		235,676
Software - 0.1%
Fiserv, Inc., 2.65%, 6/1/30	150,000	130,412

Telecommunications - 0.3%
AT&T, Inc., 2.55%, 12/1/33	250,000	200,495
Motorola Solutions, Inc., 2.75%, 5/24/31	100,000	84,794
T-Mobile USA, Inc.
3.88%, 4/15/30	200,000	187,320
3.30%, 2/15/51	100,000	69,983
Verizon Communications, Inc., 2.36%, 3/15/32	150,000	123,282
		665,874
Transportation - 0.1%
CSX Corp., 4.10%, 3/15/44	100,000	85,338
Union Pacific Corp., 3.20%, 5/20/41	150,000	116,939
		202,277
Total Corporate Bonds and Notes
(Cost - $20,972,744)		19,931,166
Agency Mortgage Backed Securities - 7.4%
Federal Home Loan Mortgage Corporation - 3.5%
Freddie Mac Pool
2.00%, 3/1/51	587,093	466,632
2.50%, 10/1/51	534,308	444,395
3.00%, 2/1/52	720,119	623,601
2.00%, 3/1/52	652,768	517,540
2.00%, 4/1/52	1,454,699	1,152,818
2.50%, 5/1/52	911,574	756,002
4.00%, 8/1/52	732,015	678,993
4.50%, 8/1/52	2,568,193	2,449,973
		7,089,954
Federal National Mortgage Association - 2.8%
Fannie Mae or Freddie Mac
3.50%, 4/1/54(c)	550,000	492,508
4.00%, 4/1/54(c)	530,000	491,078
5.00%, 4/1/54(c)	1,230,000	1,200,787
5.50%, 4/1/54(c)	2,120,000	2,110,394
Fannie Mae Pool
3.00%, 11/1/48	219,515	192,542
3.00%, 1/1/52	516,703	448,089
2.50%, 4/1/52	216,242	179,344
3.50%, 12/1/52	517,270	465,363
		5,580,105

	Shares/ Principal	Fair Value

Government National Mortgage Association - 1.1%
Ginnie Mae
2.00%, 4/20/54(c)	$1,602,000	$1,312,389
5.50%, 4/20/54(c)	420,000	419,803
Ginnie Mae II Pool
2.00%, 7/20/52	280,703	230,341
2.50%, 7/20/52	279,980	238,734
		2,201,267
Total Agency Mortgage Backed Securities
(Cost - $15,316,120)		14,871,326
U.S. Treasury Securities and Agency Bonds - 4.8%

Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	140,000	105,432

U.S. Treasury Bond
1.13%, 8/15/40	$231,000	143,247
1.75%, 8/15/41	755,000	510,392
3.88%, 2/15/43	235,000	217,568
2.50%, 5/15/46††	1,215,000	878,027
2.25%, 8/15/46	795,000	545,072
2.75%, 8/15/47	150,000	112,453
2.75%, 11/15/47	319,000	238,777
3.13%, 5/15/48	100,000	80,117
3.00%, 8/15/48	330,000	258,019
2.88%, 5/15/49	100,000	76,207
1.25%, 5/15/50	980,000	502,365
2.38%, 5/15/51	449,000	305,425
1.88%, 11/15/51	795,000	477,186
3.63%, 5/15/53	135,000	118,832

U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26	629,525	611,576

U.S. Treasury Note
0.38%, 12/31/25	900,000	834,926
1.88%, 2/28/27	1,580,000	1,470,696
2.75%, 4/30/27	1,555,000	1,481,380
3.25%, 6/30/27	70,000	67,627
3.13%, 8/31/27	720,000	691,959
Total U.S. Treasury Securities and Agency Bonds
(Cost - $11,078,514)		9,727,283
Asset Backed and Commercial Backed Securities - 2.9%

Antares CLO 2018-1 Ltd., 7.23%, (3 Month Term SOFR + 1.91%), 4/20/31 (a),(b)	250,000	248,895

Benchmark 2023-V3 Mortgage Trust, 6.36%, 7/15/56 (d)	20,000	20,883

BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)	7,878	7,757

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(d)	$46,313	$42,748
BX 2021-LBA3 Mortgage Trust, 6.35%, (1 Month Term SOFR + 1.01%), 10/15/36 (a),(b)	130,000	128,125
BX Commercial Mortgage Trust 2021-VOLT, 6.40%, (1 Month Term SOFR + 1.06%), 9/15/36 (a),(b)	130,000	128,543
BX Trust 2022-IND, 6.82%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	168,411	168,508
Carlyle Direct Lending CLO 2015-1R LLC, 7.78%, (3 Month Term SOFR + 2.46%), 10/15/31 (a),(b)	250,000	250,068
Carlyle Global Market Strategies CLO 2015-4 Ltd., 6.54%, 7/20/32 (a)	250,000	250,000
CIFC Funding 2022-II Ltd., 6.63%, (3 Month Term SOFR + 1.32%), 4/19/35 (a),(b)	310,000	310,147
CIFC Funding Ltd., 0.00%, (3 Month Term SOFR + 1.52%), 4/22/37 (a),(b)	300,000	300,054
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(d)	17,308	16,114
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(d)	10,143	9,509
COLT 2022-4 Mortgage Loan Trust, 4.30%, 3/25/67 (a),(d)	83,679	81,069
Dryden 97 CLO Ltd., 6.62%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)	250,000	249,886
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.67%, 9/10/35 (a),(d)	250,000	235,049
Ellington CLO III Ltd., 7.23%, (3 Month Term SOFR + 1.91%), 7/20/30 (a),(b)	143,021	143,071
Fannie Mae Connecticut Avenue Securities
8.06%, (SOFR + 2.71%), 5/25/24(b)	45,315	45,470
8.36%, (SOFR + 3.01%), 7/25/24(b)	28,037	28,223
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)	142,892	133,483
Freddie Mac STACR REMIC Trust 2022-DNA3, 7.34%, (SOFR + 2.00%), 4/25/42 (a),(b)	67,474	68,317
Freddie Mac Structured Agency Credit Risk Debt Notes, 10.61%, (SOFR + 5.26%), 11/25/28 (b)	79,414	84,068

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Home Partners of America 2021-3 Trust, 2.65%, 1/17/41 (a)	$73,229	$63,766
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)	201,902	183,784
JP Morgan Mortgage Trust, 2.50%, 6/25/52 (a),(d)	94,891	82,570
JP Morgan Mortgage Trust 2021-13, 2.50%, 4/25/52 (a),(d)	195,380	170,011
JP Morgan Mortgage Trust 2021-14, 2.50%, 5/25/52 (a),(d)	145,682	126,766
Madsion Park Funding XXIX Ltd., 6.50%, (3 Month Term SOFR + 1.18%), 10/18/30 (a),(b)	250,000	250,045
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(d)	70,640	67,664
Neuberger Berman Loan Advisers CLO 27 Ltd., 6.68%, (3 Month Term SOFR + 1.36%), 1/15/30 (a),(b)	649,000	643,924
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	228,052
OBX 2021-J3 Trust, 2.50%, 10/25/51 (a),(d)	74,523	64,846
Octagon Investment Partners 35 Ltd., 6.68%, (3 Month Term SOFR + 1.36%), 1/20/31 (a),(b)	500,000	493,944
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(d)	21,936	18,105
Provident Funding Mortgage Trust 2021-J1, 2.50%, 10/25/51 (a),(d)	136,736	117,954
PSMC 2021-3 Trust, 2.50%, 8/25/51 (a),(d)	250,746	217,248
Strata CLO I Ltd., 7.78%, (3 Month Term SOFR + 2.46%), 1/15/31 (a),(b)	182,056	182,057
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(d)	519	516
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(d)	9,671	9,452
Total Asset Backed and Commercial Backed Securities
(Cost - $6,112,456)		5,870,691
Mutual Funds - 0.8%
Debt Funds - 0.8%
Franklin Floating Rate Daily Access Fund (Cost - $1,562,400)	207,411	1,626,103
Municipal Bonds - 0.3%
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	270,000	252,681

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value
Municipal Bonds (continued)
Greenville City School District, 3.54%, 1/1/51	$110,000	$85,471
San Bernardino Community College District
2.69%, 8/1/41	250,000	186,651
2.86%, 8/1/49	150,000	103,002
Total Municipal Bonds
(Cost - $770,110)		627,805
Sovereign Debts - 0.3%
Colombia Government International Bond, 5.00%, 6/15/45	200,000	144,680
Panama Government International Bond, 3.75%, 4/17/26 (a)	70,000	66,938
Peruvian Government International Bond, 2.78%, 1/23/31	200,000	171,464
Romanian Government International Bond, 6.13%, 1/22/44 (a)	130,000	126,750
Total Sovereign Debts
(Cost - $651,299)		509,832
Preferred Stocks - 0.0%†
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)*	1,589	16
Short-Term Investments - 6.1%
Money Market Funds - 6.1%
Dreyfus Government Cash Management, 5.20%(e)	6,738,300	6,738,300
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(e)	5,692,077	5,692,077
Total Short-Term Investments
(Cost - $12,430,377)		12,430,377
Total Investments - 103.4%
(Cost - $125,744,012)		$209,111,545
Other Assets Less Liabilities - Net (3.4)%		(6,801,858)
Total Net Assets - 100.0%		$202,309,687

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment, valued at $219,482 is held as collateral for derivative investments.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2024, these securities amounted to $12,616,045 or 6.2% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	11	6/18/2024	$1,218,766	$7,078
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	15	6/28/2024	3,067,266	(924)
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	2	6/28/2024	214,031	453

					6,607
Short Futures Contracts
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	3	6/18/2024	343,828	(2,457)
U.S. Long Bond Future	J. P. Morgan Securities LLC	3	6/18/2024	361,313	(3,375)
U.S. Ultra Bond Future	J. P. Morgan Securities LLC	1	6/18/2024	129,000	(2,124)

					(7,956)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,349)

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	SOFR	1.924%	08/12/27	500,000	$46,156	$41	$46,115
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$46,156	$41	$46,115

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	–	B-	06/21/27	$115,000	$(1,273)	$(13,418)	$12,145
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$(1,273)	$(13,418)	$12,145

*	Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/05/24	JP Morgan Chase Bank	17,000,000	JPY	120,345	USD	$(7,882)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(7,882)

JPY	-	Japanese Yen
USD	-	United States Dollar